Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 821,398	$ 769,174
Raw materials	939,331	735,428
Advances to suppliers and subcontractors	202,497	179,456
Inventory, gross	1,963,226	1,684,058
Less: Provision for losses on long-term contracts	(16,900)	(13,584)
Inventories, net	1,946,326	1,670,474
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 186,738	$ 183,628